Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 37.6%
	Municipal Bonds — 37.6% of Net Assets(a)
	Minnesota — 37.6%
1,430,000+	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$1,139,334
	Total Minnesota	$1,139,334

	Total Municipal Bonds (Cost $1,453,275)	$1,139,334

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 37.6% (Cost $1,453,275)	$1,139,334
	OTHER ASSETS AND LIABILITIES — 62.4%	$1,893,070
	net assets — 100.0%	$3,032,404

(a)	Consists of Revenue Bonds unless otherwise indicated.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (See Note 9). Information shown in the Portfolio Summary reflects remaining investments held by the Fund at October 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
1Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/26

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$—	$1,139,334	$1,139,334
Total Investments in Securities	$—	$—	$1,139,334	$1,139,334
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
Municipal Bonds
Balance as of 4/30/25	$—
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	(148,655)
Amortization Premium/Discount	(6,346)
Purchases	—
Sales	—
Transfers in to Level 3*	1,294,336
Transfers out of Level 3*	—
Balance as of 1/31/26	$1,139,334
*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2025, securities valued at $1,294,336 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2026:	$(148,655)
Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/262